Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

Maxim S&P 500® Index Portfolio

Maxim Stock Index Portfolio

Supplement dated August 6, 2009 to the Prospectus for Maxim Series Fund, Inc.,

dated May 1, 2009, and to the Statement of Additional Information

for Maxim Series Fund, Inc., dated May 1, 2009

Effective immediately, the information about Mellon Capital Management Corporation beginning on page 87 of the Prospectus is deleted and replaced with the following:

Mellon Capital Management Corporation (“Mellon Capital”) is a separately identifiable division of The Bank of New York Mellon, a New York State chartered bank, and is registered as an investment adviser under the Investment Advisers Act of 1940. Mellon Capital’s principal business address is One Wall Street, New York, New York 10286. BNY Investment Advisors began management of the Maxim Index 600 and Maxim Stock Index Portfolios on April 1, 2003 and the Maxim S&P 500® Index Portfolio June 30, 2003. Effective as of July 20, 2008, Mellon Capital assumed the sub-advisory relationship from BNY Investment Advisors pursuant to an internal reorganization that resulted from the merger of The Bank of New York and Mellon Financial Corporation.

The Mellon Capital Equity Index Team is responsible for the day-to-day management of the Portfolio. The team is comprised of Ms. Karen Q. Wong, Richard A. Brown and Thomas J. Durante.

Ms. Karen Q. Wong is a Managing Director, Equity Index Strategies, West Coast, with nine years at Mellon Capital. Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds. She is also responsible for the refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, Ms. Wong worked as a security analyst at Redwood Securities. Ms. Wong attained the Chartered Financial Analyst designation. She graduated with a BA from San Francisco State University, and obtained an MBA from San Francisco State University.

Mr. Richard A. Brown is a Director, Equity Portfolio Management, with 14 years at Mellon Capital. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. He obtained an MBA from California State University at Hayward.

Mr. Thomas J. Durante is a Director, Senior Portfolio Manager, Equity, with nine years at Mellon Capital. Mr. Durante heads a team of portfolio managers covering domestic and international indexed portfolios. He is also responsible for the refinement and implementation of the equity portfolio management process. Prior to joining Mellon Capital, he worked in the fund accounting department for Dreyfus. Mr. Durante attained the Chartered Financial Analyst designation. He graduated with a BA from Fairfield University.

Effective immediately, the section entitled “Other Accounts Managed” under the heading “Mellon Capital Management Corporation” on page 50 of the Statement of Additional Information is deleted and replaced with the following:

Other Accounts Managed

Karen Q. Wong, Richard A. Brown and Thomas J. Durante are responsible for the day-to-day management of the Portfolio. The following table provides information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the Portfolio manager(s) also has day-to-day management responsibilities. The tables provide the number of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of June 30, 2009.

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Karen Q. Wong*	130	23,842	52	43,686	81	25,236	0	0	0	0	0	0
Richard A. Brown*	130	23,842	52	43,686	81	25,236	0	0	0	0	0	0
Thomas J. Durante*	130	23,842	52	43, 686	81	25,236	0	0	0	0	0	0

*The information set forth above reflects information about other accounts managed by a team that includes the portfolio managers listed above.

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Statement of Additional Information, dated May 1, 2009, and should be retained for future reference.

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